Consolidated Statement of Income - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Interest Income
Loans	$ 22,368	$ 23,009	$ 22,324
Loans held for sale	165	173	147
Investment securities	5,398	5,111	4,485
Other interest income	3,039	3,373	3,051
Total interest income	30,970	31,666	30,007
Interest Expense
Deposits	10,151	11,688	8,775
Short-term borrowings	1,373	1,107	1,971
Long-term debt	2,797	2,582	1,865
Total interest expense	14,321	15,377	12,611
Net interest income	16,649	16,289	17,396
Provision for credit losses	2,186	2,238	2,275
Net interest income after provision for credit losses	14,463	14,051	15,121
Noninterest Income
Card revenue	1,735	1,679	1,630
Corporate payment products revenue	765	773	759
Merchant processing services	1,792	1,714	1,659
Trust and investment management fees	2,869	2,660	2,459
Service charges	1,302	1,253	1,306
Capital markets revenue	1,633	1,523	1,372
Mortgage banking revenue	645	627	540
Investment products fees	375	330	279
Securities gains (losses), net	(61)	(154)	(145)
Other	836	641	758
Total noninterest income	11,891	11,046	10,617
Noninterest Expense
Compensation and employee benefits	10,327	10,554	10,416
Net occupancy and equipment	1,227	1,246	1,266
Professional services	468	491	560
Marketing and business development	705	619	726
Technology and communications	2,211	2,074	2,049
Other intangibles	498	569	636
Merger and integration charges	0	155	1,009
Other	1,401	1,480	2,211
Total noninterest expense	16,837	17,188	18,873
Income before income taxes	9,517	7,909	6,865
Applicable income taxes	1,921	1,580	1,407
Net income (loss)	7,596	6,329	5,458
Net (income) loss attributable to noncontrolling interests	(26)	(30)	(29)
Net income (loss) attributable to U.S. Bancorp	7,570	6,299	5,429
Net income applicable to U.S. Bancorp common shareholders	7,194	5,909	5,051
Net income applicable to U.S. Bancorp common shareholders, diluted	$ 7,194	$ 5,909	$ 5,051
Earnings per common share (in dollars per share)	$ 4.62	$ 3.79	$ 3.27
Diluted earnings per common share (in dollars per share)	$ 4.62	$ 3.79	$ 3.27
Average common shares outstanding (in shares)	1,557	1,560	1,543
Average diluted common shares outstanding (in shares)	1,558	1,561	1,543